SEGMENT INFORMATION 10Q (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Segment information identified and reconciliations of segment information to total consolidated information [Abstract]
Revenues	$ 7,684	$ 8,709	$ 35,051	$ 37,723
Cost of goods sold	6,270	7,743	31,106	31,651
Gross profit	1,414	966	3,945	6,072
Depreciation and amortization (in selling, general and administrative)	(818)	(331)	(1,249)	(2,062)
Intersegment fees		0		0
Other operating expense	(3,315)	(3,382)	(12,366)	(11,628)
Loss from operations	(2,719)	(2,747)	(9,970)	(8,687)
Net income (loss) attributable to RiceBran Technologies shareholders	(1,865)	(5,813)	(15,021)	(9,509)
Interest expense	1,188	629	3,934	1,926
Depreciation (in costs of goods sold)	677	637	2,799	2,550
Purchases of property	2,203	716	3,119	6,482
Segment information for selected balance sheet accounts [Abstract]
Inventories	4,239		2,430
Property, net	27,804		24,958	28,457
Goodwill	4,993		4,139	4,773
Intangible assets, net	4,533		1,417	2,575
Total assets	52,661		44,578	47,006
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	7,684	8,709	35,051	37,723
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	4,500	3,595	12,869	16,177
Brazil [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	2,648	4,271	17,861	18,266
Other International [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	536	843	4,321	3,280
Corporate [Member]
Segment information identified and reconciliations of segment information to total consolidated information [Abstract]
Revenues	0	0	0	0
Cost of goods sold	0	0	0	0
Gross profit	0	0	0	0
Depreciation and amortization (in selling, general and administrative)	(10)	(6)	(24)	(197)
Intersegment fees		56		347
Other operating expense	(1,632)	(1,416)	(5,918)	(4,768)
Loss from operations	(1,642)	(1,366)	(5,942)	(4,618)
Net income (loss) attributable to RiceBran Technologies shareholders	(988)	(5,213)	(12,418)	(7,046)
Interest expense	530	276	1,950	743
Depreciation (in costs of goods sold)	0	0	0	0
Purchases of property	84	4	21	1
Segment information for selected balance sheet accounts [Abstract]
Inventories	0		0
Property, net	129		55	36
Goodwill	0		0	0
Intangible assets, net	0		0	0
Total assets	5,628		6,039	3,201
USA [Member]
Segment information identified and reconciliations of segment information to total consolidated information [Abstract]
Revenues	4,993	2,909	12,023	12,633
Cost of goods sold	3,377	2,205	9,078	8,946
Gross profit	1,616	704	2,945	3,687
Depreciation and amortization (in selling, general and administrative)	(638)	(121)	(469)	(1,006)
Intersegment fees		0		0
Other operating expense	(742)	(677)	(2,006)	(2,364)
Loss from operations	236	(94)	170	(752)
Net income (loss) attributable to RiceBran Technologies shareholders	236	(94)	170	(770)
Interest expense	0	0	0	17
Depreciation (in costs of goods sold)	253	225	926	899
Purchases of property	143	12	191	150
Segment information for selected balance sheet accounts [Abstract]
Inventories	2,094		870
Property, net	7,985		7,231	8,731
Goodwill	675		0	0
Intangible assets, net	3,984		745	1,133
Total assets	16,787		9,796	11,609
Brazil [Member]
Segment information identified and reconciliations of segment information to total consolidated information [Abstract]
Revenues	2,691	5,800
Cost of goods sold	2,893	5,538
Gross profit	(202)	262
Depreciation and amortization (in selling, general and administrative)	(170)	(204)
Intersegment fees		(56)
Other operating expense	(941)	(1,289)
Loss from operations	(1,313)	(1,287)
Net income (loss) attributable to RiceBran Technologies shareholders	(1,113)	(506)
Interest expense	658	353
Depreciation (in costs of goods sold)	424	412
Purchases of property	1,976	700
Segment information for selected balance sheet accounts [Abstract]
Inventories	2,145		1,560
Property, net	19,690		17,672
Goodwill	4,318	4,830	4,139	4,773
Intangible assets, net	549		672
Total assets	$ 30,246		$ 28,743